Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Property plant and equipment gross	$ 31,090,787	$ 29,622,945
Accumulated depreciation	(26,507,419)	(25,523,265)
Property, plant and equipment - net	4,583,368	4,099,680
Plant and Equipment [Member]
Property plant and equipment gross	21,543,134	20,183,757
Leasehold Improvements [Member]
Property plant and equipment gross	9,341,612	9,271,033
Capital Work in Process [Member]
Property plant and equipment gross	$ 206,041	$ 168,155